Annual Total Returns - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Agricultural Productivity Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Agricultural Productivity Fund
Bar Chart Table:
Annual Return 2021	23.35%
Annual Return 2022	13.69%